RETIREMENT PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Contribution Plan [Member]
Defined Contribution Plans Disclosure [Abstract]
Percentage of matching contributions under defined contribution plan (in hundredths)	4.00%
Total expense for defined contribution plans	$ 5,000,000	$ 4,700,000	$ 4,700,000
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	39,520,000	37,122,000	35,141,000
Benefit obligation [Roll Forward]
Benefit obligation at beginning of year	72,582,000	76,957,000
Service cost	2,523,000	3,260,000	2,583,000
Interest cost	2,390,000	2,557,000	2,659,000
Foreign currency exchange rate changes	(1,889,000)	(703,000)
Benefits paid	(23,726,000)	(5,194,000)
Actuarial loss (gain)	5,858,000	(4,295,000)
Curtailment gain	(2,342,000)	0
Benefit obligation at end of year	55,396,000	72,582,000	76,957,000
Change in fair value of plan assets [Roll Forward]
Plan assets at beginning of year	37,122,000	35,141,000
Company contributions	22,402,000	5,701,000
Foreign currency exchange rate changes	(2,379,000)	(539,000)
Benefits paid	(23,726,000)	(5,258,000)
Actual gain on plan assets	6,101,000	2,077,000
Plan assets at end of year	39,520,000	37,122,000	35,141,000
Funded status	(15,876,000)	(35,460,000)
Accumulated benefit obligation	54,435,000	68,391,000
Amounts recognized in Consolidated Balance Sheets [Abstract]
Accrued employee and retiree benefits	(18,258,000)	(21,206,000)
Other accrued expenses	(7,263,000)	(19,144,000)
Prepaid expenses and other current assets	9,645,000	4,890,000
Net liability	(15,876,000)	(35,460,000)
Components of annual benefit cost [Abstract]
Service cost	2,523,000	3,260,000	2,583,000
Interest cost	2,390,000	2,557,000	2,659,000
Expected return on plan assets	(1,791,000)	(1,689,000)	(1,428,000)
Amortization of prior service cost	171,000	172,000	1,971,000
Recognized actuarial (gain) loss	(305,000)	3,203,000	799,000
Settlement expense	1,467,000	1,177,000	0
Curtailment gain	(754,000)	0	0
Defined benefit expense	3,701,000	8,680,000	6,584,000
Weighted average liability assumptions [Abstract]
Discount rate (in hundredths)	3.70%	3.91%
Expected return on plan assets (in hundredths)	3.32%	5.12%
Rate of compensation increase (in hundredths)	0.37%	4.59%
Weighted average cost assumption [Abstract]
Discount rate (in hundredths)	3.91%	3.27%
Expected return on plan assets (in hundredths)	5.12%	4.76%
Rate of compensation increase (in hundredths)	4.59%	4.01%
Amounts recognized in Accumulated Other Comprehensive Income [Abstract]
Prior service cost	0	1,182,000
Unrecognized net actuarial loss	7,407,000	7,944,000
Other Comprehensive Income (Loss), Pension Adjustment, Net of Tax [Abstract]
Net actuarial (loss) gain arising during the period	(387,000)	3,180,000	(3,947,000)
Amortization of actuarial loss, included in defined benefit expense	1,252,000	2,006,000	526,000
Amortization of prior service cost, included in defined benefit expense	733,000	108,000	1,205,000
Pension adjustment, net of tax	1,598,000	5,294,000	(2,216,000)
Estimated Future Benefit Payments [Abstract]
Expected Future Benefit Payments in Year One	9,600,000
Expected Future Benefit Payments in Year Two	7,700,000
Expected Future Benefit Payments in Year Three	2,300,000
Expected Future Benefit Payments in Year Four	4,500,000
Expected Future Benefit Payments in Year Five	2,500,000
Expected Future Benefit Payments in Five Fiscal Years Thereafter	17,500,000
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	9,700,000
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Expected amortization of actuarial gain in next fiscal year	300,000
Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	7,422,000	7,369,000
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	7,422,000	7,369,000
Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	32,098,000	29,753,000
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	32,098,000	29,753,000
Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	0	0
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	0	0
Pension Plans, Defined Benefit [Member] | Private Equity Funds, Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	6,424,000	6,143,000
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	6,424,000	6,143,000
Pension Plans, Defined Benefit [Member] | Private Equity Funds, Domestic [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	6,424,000	6,143,000
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	6,424,000	6,143,000
Pension Plans, Defined Benefit [Member] | Private Equity Funds, Domestic [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	0	0
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	0	0
Pension Plans, Defined Benefit [Member] | Private Equity Funds, Domestic [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	0	0
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	0	0
Pension Plans, Defined Benefit [Member] | Private Equity Funds, Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	242,000	7,294,000
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	242,000	7,294,000
Pension Plans, Defined Benefit [Member] | Private Equity Funds, Foreign [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	0	0
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	0	0
Pension Plans, Defined Benefit [Member] | Private Equity Funds, Foreign [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	242,000	7,294,000
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	242,000	7,294,000
Pension Plans, Defined Benefit [Member] | Private Equity Funds, Foreign [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	0	0
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	0	0
Pension Plans, Defined Benefit [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	22,710,000	23,162,000
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	22,710,000	23,162,000
Pension Plans, Defined Benefit [Member] | Fixed Income Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	960,000	1,186,000
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	960,000	1,186,000
Pension Plans, Defined Benefit [Member] | Fixed Income Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	21,750,000	21,976,000
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	21,750,000	21,976,000
Pension Plans, Defined Benefit [Member] | Fixed Income Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	0	0
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	0	0
Pension Plans, Defined Benefit [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	10,144,000	523,000
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	10,144,000	523,000
Pension Plans, Defined Benefit [Member] | Other Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	38,000	40,000
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	38,000	40,000
Pension Plans, Defined Benefit [Member] | Other Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	10,106,000	483,000
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	10,106,000	483,000
Pension Plans, Defined Benefit [Member] | Other Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	0	0
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	$ 0	$ 0